FINANCIAL INSTRUMENTS AND RISKS (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	R$ 40,229.7	R$ 35,522.5
Secured bank loans	29.0	26.7
Other secured loans	160.5	156.0
Lease liabilities	1,319.8	1,344.0
Total payables and liabilities	41,739.0	37,049.2
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	101.2	439.9
Secured bank loans	25.2	25.2
Other secured loans	147.6	171.2
Lease liabilities	1,003.7	608.3
Total payables and liabilities	1,277.7	1,244.6
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	(30.3)	10.6
Secured bank loans	25.2	25.2
Other secured loans	125.8	134.2
Lease liabilities	569.1	552.6
Total payables and liabilities	689.8	722.6
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	1,200.8	808.6
Secured bank loans	50.4	50.4
Other secured loans	14.4	79.4
Lease liabilities	348.0	452.6
Total payables and liabilities	1,613.6	1,390.9
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	1,820.7	1,672.1
Secured bank loans	25.2	50.4
Other secured loans	53.8	53.9
Lease liabilities	229.6	515.5
Total payables and liabilities	2,129.3	2,291.8
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	41,771.7	36,817.8
Secured bank loans	115.4	126.5
Other secured loans	372.2	415.7
Lease liabilities	2,965.1	2,958.9
Total payables and liabilities	45,224.4	40,318.9
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	43,322.1	38,453.7
Secured bank loans	155.0	177.8
Other secured loans	502.1	594.7
Lease liabilities	3,470.2	3,473.0
Total payables and liabilities	R$ 47,449.4	R$ 42,699.2